787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 14, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Esemplia Emerging Markets Equity Fund, a series of Legg Mason Partners Equity Trust
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated May 31, 2012, to the Prospectus dated February 29, 2012, for Legg Mason Esemplia Emerging Markets Equity Fund filed under Rule 497(e) with the Securities and Exchange Commission on May 31, 2012.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC
George P. Hoyt, Legg Mason & Co., LLC
Barbara J. Allen, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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